Average Annual Total Returns - NVIT Investor Destinations Managed Growth Income Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares Since Fund Inception	Class I Shares Fund Inception Date	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) Since Fund Inception	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) Fund Inception Date
Total	4.83%	6.37%	4.97%	Apr. 30, 2013	4.56%	6.09%	4.73%	Apr. 30, 2013	12.79%	9.74%	7.67%